Note 10 - Stockholders' Equity (Details) - Summary of Warrant Activity (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Shares (in Shares)	12,182,855	12,173,255
Warrant [Member]
Note 10 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Weighted Average Exercise Price	$ 1.98
Weighted Average Expected Life	4 years 222 days	284 days
Exercisable—End of Year (in Shares)	625,010	3,531,631	3,020,000
Exercisable—End of Year	$ 1.87	$ 1.98	$ 2.01
Granted (in Shares)	100,879	524,131
Granted	$ 2.25	$ 1.79
Granted	4 years 332 days	4 years 295 days	0 years
Exercised (in Shares)		(12,500)	(70,000)
Exercised		$ 1.50	$ 1.50
Expired (in Shares)	3,007,500		(459,047)
Expired		$ 0.00	$ 1.50
Weighted Average Exercise Price	$ 1.87	$ 1.98
Warrant [Member] | Beginning of Year [Member]
Note 10 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Shares (in Shares)		3,020,000	3,549,047
Weighted Average Exercise Price		$ 2.01	$ 1.94
Weighted Average Expected Life		1 year 29 days	1 year 310 days
Shares (in Shares)			3,020,000
Weighted Average Exercise Price			$ 2.01
Warrant [Member] | End of Year [Member]
Note 10 - Stockholders' Equity (Details) - Summary of Warrant Activity [Line Items]
Shares (in Shares)		3,020,000
Weighted Average Exercise Price		$ 2.01
Weighted Average Expected Life		284 days	1 year 29 days
Shares (in Shares)		3,531,631	3,020,000
Weighted Average Exercise Price		$ 1.98	$ 2.01